Warrants Issuance (Details) (Warrants to accredited investors participating in the Private Placement Memorandum (the "PPM"), USD $)	6 Months Ended
Mar. 31, 2013
Warrants to accredited investors participating in the Private Placement Memorandum (the "PPM")
Debt Instrument, Issuance Date	Mar. 06, 2013
Debt Instrument, Issuer	the Company
Warrants Issuance, aggregate units	2,335,000
Warrants Issuance, shares of common stock	2,335,000
Warrants Issuance, warrants	1,167,500
Warrants Issuance, purchase price per unit	$ 0.10
Warrants Issuance, exercise price per share	$ 0.10
Long-term Debt, Fair Value	$ 56,000
Fair Value Measurements, Valuation Techniques	Black-Scholes option pricing model
Fair Value Assumptions, Expected Dividend Rate	0.00%
Fair Value Assumptions, Expected Volatility Rate	130.01%
Fair Value Assumptions, Risk Free Interest Rate	15.00%
Fair Value Assumptions, Expected Term	1 year